Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (465,789)	$ (1,007,454)	$ (484,858)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	158,392	239,164	216,077
Warranties	84,992	63,114	58,651
Inventory impairment	27,877	31,984	35,984
Finance income	(8,552)	(32,969)	(3,199)
Finance expense	108,435	45,249	34,034
Fair value change - Earn-out rights	(902,068)	0	0
Fair value change - Class C Shares	(35,090)	0	0
Listing expense	372,318	0	0
Income tax expense	16,784	336	13,535
Losses on disposals of assets	0		0
Other non-cash expense and income	18,997	11,560	14,048
Change in operating assets and liabilities:
Inventories	(226,638)	(290,442)	(428,067)
Contract liabilities	13,373	70,220	17,071
Trade receivables, prepaid expenses and other assets	(220,118)	48,574	(268,004)
Trade payables, accrued expenses and other liabilities	52,801	519,676	764,661
Interest received	8,552	1,396	3,199
Interest paid	(68,130)	(12,564)	(30,198)
Taxes paid	(19,559)	0	0
Cash used for operating activities	(1,083,423)	(312,156)	(57,050)
Cash flows from investing activities
Additions to property, plant and equipment	(32,269)	(24,701)	(49,599)
Additions to intangible assets	(681,204)	(104,971)	(194,108)
Additions to other investments	(2,500)	0	0
Cash used for investing activities	(715,973)	(129,672)	(243,707)
Cash flows from financing activities
Change in restricted deposits	0	48,830	134,681
Proceeds from short-term borrowings	2,149,799	698,882	569,087
Principal repayments of short-term borrowings	(1,426,935)	(411,950)	(780,167)
Principal repayments of lease liabilities	(18,905)	(8,578)	(2,298)
Proceeds from the issuance of share capital and other contributed capital	1,417,973	582,388	438,340
Transaction costs	(38,903)	0	0
Cash provided by financing activities	2,083,029	909,572	359,643
Effect of foreign exchange rate changes on cash and cash equivalents	(66,433)	(27,491)	21,340
Net increase (decrease) in cash and cash equivalents	217,200	440,253	80,226
Cash and cash equivalents at the beginning of the period	756,677	316,424	236,198
Cash and cash equivalents at the end of the period	$ 973,877	$ 756,677	$ 316,424